Net interest income	12 Months Ended
Dec. 31, 2023
Net interest income [abstract]
Net interest income	20 Net interest income

Net interest income
in EUR million	2023	2022	2021		2023	2022	2021
Interest income on loans	32,002	18,440	13,914	Interest expense on deposits from banks	1,555	420	109
Interest income on financial assets at fair value through OCI	1,078	511	346	Interest expense on customer deposits	10,385	2,800	915
Interest income on debt securities at amortised cost	877	591	468	Interest expense on debt securities in issue	4,014	1,722	1,218
Interest income on non-trading derivatives (hedge accounting)	10,682	4,011	2,361	Interest expense on subordinated loans	708	648	571
Negative interest on liabilities	19	887	1,487	Negative interest on assets	—	285	572
Total interest income using effective interest rate method	44,658	24,439	18,577	Interest expense on non-trading derivatives (hedge accounting)	11,849	4,144	1,700
				Total interest expense using effective interest rate method	28,510	10,019	5,085
Interest income on financial assets at fair value through profit or loss	4,934	1,444	435
Interest income on non-trading derivatives (no hedge accounting)	2,637	2,390	2,025	Interest expense on financial liabilities at fair value through profit or loss	4,410	1,237	304
Interest income other	171	100	14	Interest expense on non-trading derivatives (no hedge accounting)	3,131	2,411	1,605
Total other interest income	7,741	3,934	2,474	Interest expense on lease liabilities	28	15	14
Total interest income	52,399	28,373	21,051	Interest expense other	157	98	43
				Total other interest expense	7,726	3,762	1,966
				Total interest expense	36,237	13,780	7,051

				Net interest income	16,162	14,593	14,000
Total net interest income amounts to EUR 16,162 million (2022: EUR 14,593 million; 2021: EUR 14,000 million). Net interest income was affected by reversing the hedge accounting impacts that are applied under EU ‘IAS 39 carve-out’ with an impact of EUR 187 million (2022: EUR 836 million). The net increase, without the IAS 39 carve out impact, is EUR 1,382 million. The increasing net interest income for 2023 and
2022 is a reflection of the interest rates during the period which repriced faster on the asset side compared to the liability side of the balance sheet. In 2022 an one-off adjustment was recorded in interest income on loans regarding the credit moratoria in Poland (EUR -343 million).
Due to prevalent rates during the comparative years, Negative interest on liabilities includes the ECB funding rate benefit from the TLTRO III programme of EUR 314 million in 2022 (2021: EUR 808 million), while for 2023
Interest expense on deposits from banks includes interest paid under the TLTRO III programme of EUR
557 million.
This was driven by the following applicable TLTRO III rates applicable for ING Group: -100 bps throughout the entire 2021 and the first half of 2022 until 23 June 2022; -37 bps, -36 bps, -29 bps between 23 June 2022 and 22 November 2022 for ING's participation in series 3,4 and 7 of TLTRO III, respectively; 150 bps between
22 November 2022 and 21 December 2022; 200 bps from 21 December 2022 until 8 February 2023; 250 bps between 8 February 2023 and 22 March 2023; 300 bps between 22 March 2023 and May 2023 and increased to 400 bps during the period May to December 2023.